Investments in and Advances to Affiliates and Notes Receivable from Affiliates (Details) $ in Millions	1 Months Ended			3 Months Ended				6 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) item	Sep. 28, 2013 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2017 USD ($) item	Apr. 02, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 04, 2015 USD ($) MW	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2011 USD ($)	Oct. 28, 2016	Oct. 27, 2016 USD ($)	Oct. 01, 2016 USD ($)	Jan. 30, 2016	May 31, 2013
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Pay-in-kind interest and accretion on notes receivable from affiliates									$ 3	$ 3	$ 17
Investments in and advances to affiliates	$ 851			$ 851				$ 851	851	773
Income tax expense									181	70	69
Income (loss) from affiliates									(7)	81	70
Foreign currency translation adjustment									(6)	(26)	(34)
Receivables due from affiliates	113			113				113	113	110
Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates	231			231				231	231	175
Income (loss) from affiliates									(10)	11	11
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales									441	319	295
Net income									(21)	22	22
Total assets	596			596		$ 247		596	596	364	247
Total liabilities	138			138		17		138	138	14	17
Total equity	458			458		230		458	458	350	230
Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates	240			240				240	240	207
Income (loss) from affiliates									7	(10)	(50)
Carrying value of investment in affiliates over (under) entity's share of affiliates' book value	49			49				49	49
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales									2,907	2,871	2,321
Net income									23	(6)	(52)
Total assets	1,793			1,793		1,265		1,793	1,793	1,201	1,265
Total liabilities	1,150			1,150		809		1,150	1,150	734	809
Total equity	643			643		456		643	643	467	456
Marine
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates	28			28				28	28	33
Income (loss) from affiliates									(7)	1	2
Carrying value of investment in affiliates over (under) entity's share of affiliates' book value	(26)			(26)				(26)	(26)
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales									58	47	38
Net income									5	7	11
Total assets	229			229		148		229	229	277	148
Total liabilities	114			114		30		114	114	109	30
Total equity	115			115		118		115	$ 115	168	118
Time lag for reporting financial information									3 months
Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates	4			4				4	$ 4	4
Income (loss) from affiliates									1	2	1
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales									10	10	9
Net income									2	3	2
Total assets	10			10		9		10	10	10	9
Total liabilities	2			2		2		2	2	2	2
Total equity	8			8		7		8	$ 8	8	7
Time lag for reporting financial information									1 month
Turkey
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Operating income									$ 15	162	231
Investments in and advances to affiliates	310			310				310	310	324
Income (loss) from affiliates									(4)	73	103
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales									1,670	1,813	1,902
Net income									(8)	139	195
Total assets	999			999		1,087		999	999	1,154	1,087
Total liabilities	400			400		541		400	400	529	541
Total equity	599			599		546		599	599	625	546
Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates	38			38				38	38	30
Income (loss) from affiliates									6	4	3
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales									105	146	141
Net income									23	14	12
Total assets	265			265		327		265	265	261	327
Total liabilities	145			145		219		145	145	175	219
Total equity	120			$ 120		108		$ 120	$ 120	86	108
Subordinated loan | Notes receivable
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Paid-in-kind interest	$ 6
Minimum
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Time lag for reporting financial information									1 month
Maximum
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Time lag for reporting financial information									3 months
Morocco | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	19.40%			19.40%				19.40%	19.40%
Additional investment or capital contribution									$ 7
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Time lag for reporting financial information									3 months
Dominican Republic | Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Number of businesses | item									2
Businesses conducting flour, maize and feed milling and poultry production and processing | Botswana | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	49.00%			49.00%				49.00%	49.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Democratic Republic of Congo | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%			50.00%				50.00%	50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Gambia | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%			50.00%				50.00%	50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Kenya | Minimum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	35.00%			35.00%				35.00%	35.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Kenya | Maximum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	49.00%			49.00%				49.00%	49.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Lesotho | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%			50.00%				50.00%	50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Morocco | Minimum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	17.70%			17.70%				17.70%	17.70%
Businesses conducting flour, maize and feed milling and poultry production and processing | Morocco | Maximum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	19.40%			19.40%				19.40%	19.40%
Businesses conducting flour, maize and feed milling and poultry production and processing | Nigeria | Minimum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	25.00%			25.00%				25.00%	25.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Nigeria | Maximum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	48.33%			48.33%				48.33%	48.33%
Businesses conducting flour, maize and feed milling and poultry production and processing | South Africa | Minimum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	30.00%			30.00%				30.00%	30.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | South Africa | Maximum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%			50.00%				50.00%	50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Tanzania | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	49.00%			49.00%				49.00%	49.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Zambia | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	49.00%			49.00%				49.00%	49.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Colombia | Minimum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	40.00%			40.00%				40.00%	40.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Colombia | Maximum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	42.00%			42.00%				42.00%	42.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Ecuador | Minimum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	25.00%			25.00%				25.00%	25.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Ecuador | Maximum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%			50.00%				50.00%	50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Guyana | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%			50.00%				50.00%	50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Peru | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%			50.00%				50.00%	50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Jamaica | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%			50.00%				50.00%	50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Haiti | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	23.33%			23.33%				23.33%	23.33%
Businesses conducting flour, maize and feed milling and poultry production and processing | Turkey | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	25.00%			25.00%				25.00%	25.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Australia | Minimum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	22.50%			22.50%				22.50%	22.50%
Businesses conducting flour, maize and feed milling and poultry production and processing | Australia | Maximum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	25.00%			25.00%				25.00%	25.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Canada | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	45.00%			45.00%				45.00%	45.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | United States | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	35.42%			35.42%				35.42%	35.42%
Bakery business | Democratic Republic of Congo | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%			50.00%				50.00%	50.00%
Notes receivable from affiliates, net	$ 15			$ 15				$ 15	$ 15	19
Income tax expense									0
Investment in business, advances and long-term note receivable	$ 0			$ 0				0	$ 0
Income (loss) from affiliates								$ 4
Percentage of note receivable guaranteed by the other shareholder	50.00%			50.00%				50.00%	50.00%
Bakery business | Democratic Republic of Congo | Commodity Trading and Milling | Notes receivable
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Reserve on receivables from affiliates										16
Cargo terminal business | Jamaica | Marine
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	21.00%			21.00%				21.00%	21.00%
Cargo terminal business | Haiti | Marine
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	36.00%			36.00%				36.00%	36.00%
Investments in and advances to affiliates					$ 7
Asset impairment charges									$ 5
Notes receivable from affiliates, net					8
Cargo terminal business | Haiti | Marine | Notes receivable
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Asset impairment charges									1
Cargo terminal business | Haiti | Marine | Affiliate receivables
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Asset impairment charges									$ 3
Sugar related businesses | Argentina | Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Number of businesses | item									2
Sugar related business one | Argentina | Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	46.00%			46.00%				46.00%	46.00%
Sugar related business two | Argentina | Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%			50.00%				50.00%	50.00%
Butterball, LLC
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%			50.00%				50.00%	50.00%
Investee's intangible assets for trade name	$ 111			$ 111				$ 111	$ 111
Investee's intangible assets for goodwill	74			74				$ 74	$ 74
Percentage of the Butterball's earnings recorded as income from affiliates in the Consolidated Statements of Comprehensive Income (as a percent)									52.50%
Income (loss) from affiliates				$ 6					$ 18
Butterball, LLC | Subordinated loan
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Loan provided to affiliate			$ 100
Maturity period of unsecured subordinated loan provided			7 years
Interest rate on loan provided (as a percent)			15.00%													10.00%
Interest rate on loan provided, portion payable in cash (as a percent)			5.00%
Interest rate on loan provided, portion pay-in-kind (as a percent)			10.00%
Notes receivable from affiliates, net			$ 89							161
Repayment of notes receivable	$ 164
Butterball, LLC | Detachable warrants
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Additional equity interest that can be acquired upon exercise of warrants (as a percent)	5.00%			5.00%				5.00%	5.00%
Economic interest (as a percent)	52.50%			52.50%				52.50%	52.50%
Notes receivable from affiliates, net			$ 11
Butterball, LLC | Term loan
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Loan provided to affiliate												$ 13
Interest rate on loan provided (as a percent)	12.00%			12.00%				12.00%	12.00%
Notes receivable from affiliates, net	$ 4			$ 4				$ 4	$ 4	8
Period of extension granted on the maturity of notes receivable from related party									6 months
Belarina | Brazil
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investment in business, advances and long-term note receivable										0
Gross receivable due from affiliate						$ 17					17
Reserve on receivables from affiliates											9
Belarina | Brazil | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership		50.00%
Voting equity ownership percentage													98.00%
Investment in equity and long-term advances										14	29
Investments in and advances to affiliates														$ 63
Income (loss) from affiliates										(10)	(60)
Foreign currency translation adjustment										(4)	$ 5
Belarina | Brazil | Term loan | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Loan provided to affiliate		$ 13
Flour milling business | Botswana
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership						49.00%					49.00%
Amount invested under equity method											$ 8
Seaboard Triumph Foods | Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership																	50.00%
Amount invested under equity method									$ 73	$ 51	$ 26
Commodity trading business | Georgia
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership						40.00%					40.00%
Amount invested under equity method						$ 13
Oilseed crushing business | Turkey
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership						25.00%					25.00%
Amount invested under equity method											$ 10
Commodity trading and flour milling business | Uruguay
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership						45.00%					45.00%
Amount invested under equity method											$ 10
Daily's | Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%			50.00%				50.00%	50.00%
Number of processing units | item	3			3				3	3
Triumph, Daily's and STF | Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Fixed assets and other costs transferred									$ 14
Peruvian affiliate | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Loan provided to affiliate					$ 12
Prepayment penalty															$ 0
Electricity generating facility | Dominican Republic | Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	29.90%			29.90%			29.90%	29.90%	29.90%
Amount invested under equity method							$ 10
Capacity of power facility (in megawatts) | MW							300
Electricity generating facility | Dominican Republic | Maximum | Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership interest accounted as cost method investment							20.00%
Energy related business one | Dominican Republic | Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	45.00%			45.00%				45.00%	45.00%
Energy related business two | Dominican Republic | Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%			50.00%				50.00%	50.00%